Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Stock Option Grants.

In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our procedures related to the grant of stock options close in time to the release of material non-public information. Although we do not have a formal policy that requires us to award equity or equity-based compensation on specific dates, our Board has adopted a policy with respect to the grant of stock options and other equity incentive awards that generally prohibits the grant of stock options or other equity awards to executive officers during closed quarterly trading windows (as determined in accordance with our insider trading policy). Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. We generally issue equity awards to our executive officers at the March Compensation Committee or Board meeting. During fiscal 2025, there were no option awards to any named executive officers within four business days preceding or one business day after the filing of any report of Forms 10-K, 10-Q, or 8-K that discloses material nonpublic information.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our procedures related to the grant of stock options close in time to the release of material non-public information. Although we do not have a formal policy that requires us to award equity or equity-based compensation on specific dates, our Board has adopted a policy with respect to the grant of stock options and other equity incentive awards that generally prohibits the grant of stock options or other equity awards to executive officers during closed quarterly trading windows (as determined in accordance with our insider trading policy). Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. We generally issue equity awards to our executive officers at the March Compensation Committee or Board meeting. During fiscal 2025, there were no option awards to any named executive officers within four business days preceding or one business day after the filing of any report of Forms 10-K, 10-Q, or 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false